Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials and consumables	£ 401	£ 348	£ 332
Work in progress	68	60	53
Maturing inventories	4,801	4,668	4,562
Finished goods and goods for resale	965	969	803
Inventories	£ 6,235	£ 6,045	£ 5,750